Description of Business (Details)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2020 USD ($) terminal location	Jun. 30, 2019 USD ($) terminal location	Jun. 30, 2020 USD ($) terminal location	Jun. 30, 2019 USD ($) terminal location	Dec. 31, 2019 USD ($) terminal location	Dec. 31, 2018 USD ($) terminal location	Dec. 31, 2017 USD ($)
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Number of video gaming terminals | terminal	11,108	8,082	11,108	8,082	10,499	7,649
Number of video gaming locations | location	2,335	1,762	2,335	1,762	2,312	1,686
COVID response, number of days video gaming terminals inoperable			106
COVID response, number of days in quarter			182
COVID response, percent of days inoperable during quarter			58.00%
COVID response, percentage of employees furloughed			90.00%
Unusual or Infrequent Item, or Both [Line Items]
Purchases of property and equipment			$ 4,123,000	$ 10,600,000	$ 20,796,000	$ 23,246,000	$ 23,626,000
Other expenses, net	$ 3,132,000	$ 730,000	4,336,000	$ 1,346,000	$ 19,649,000	$ 2,997,000	$ 1,331,000
COVID-19
Unusual or Infrequent Item, or Both [Line Items]
Other nonrecurring expense	$ 1.3		1.9
Purchases of property and equipment			1.4
Other expenses, net			$ 0.3